Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2015
Prepaid Expense and Other Assets [Abstract]
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets are summarized as follows as of December 31, 2015 and 2014:

(in thousands)	2015	2014
Prepaid expenses	$38,986	$40,359
Value added tax	15,219	13,332
Other receivables	9,876	10,778
Fair value of derivative instruments	3,758	46,802
Amounts held in escrow in connection with acquisitions	2,500	2,500
	$70,339	$113,771